Borrowings - Summary of Principal Maturities of Term Loan (Detail) - USD ($)	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	[2]
Debt Instrument [Line Items]
Total borrowings under credit facility	$ 253,375,000	[1]	$ 218,937,500	[1],[2]	$ 95,750,000
Term Loan and Delayed Draw Term Loan
Debt Instrument [Line Items]
Remainder of 2020	4,126,500
2020			5,500,000
2021	8,251,000		7,875,000
2022	14,875,000		13,125,000
2023	18,750,000		15,750,000
2024	17,625,000		166,687,500
2025	189,747,500
Total borrowings under credit facility	$ 253,375,000		$ 208,937,500

[1]	The Term Loan, Delayed Draw Term Loan and Revolving Credit Facility bear interest, at variable rates, which were 4.95% and 5.26% at March 31, 2020 and December 31, 2019, respectively
[2]	The Term Loan, Delayed Draw Term Loan and Revolving Credit Facility bear interest, at variable rates, which were 5.26% and 5.77% at December 31, 2019 (Successor) and December 31, 2018 (Predecessor), respectively